DEFERRED PUBLIC OFFERING COSTS	6 Months Ended
Mar. 31, 2025
Deferred Public Offering Costs
DEFERRED PUBLIC OFFERING COSTS	NOTE 9 – DEFERRED PUBLIC OFFERING COSTS Deferred public offering costs consist of the following:
	As of
	March 31, 2025	September 30, 2024
Underwriting fee	$25,000	$-
Total	$25,000	$-